Interim Consolidated Balance Sheets - CAD ($)	Mar. 31, 2020	Dec. 31, 2019
Current
Cash	$ 5,367	$ 113,156
GST recoverable	21,259	13,655
Deferred loss on derivatives	219,884	150,851
Total current assets	246,510	277,662
Intangible assets	29,840	26,761
Total assets	276,350	304,423
Current
Trade and other payables	129,756	122,276
Loan payable	26,600	26,565
Convertible promissory notes - liability component	65,935	50,593
Derivative liability	377,145	370,194
Promissory notes	177,376	165,698
Total liabilities	776,812	735,326
SHAREHOLDERS' (DEFICIENCY) EQUITY
Share capital	7,712,260	7,460,158
Reserves	60,000	60,000
Accumulated deficit	(8,098,758)	(7,793,332)
Total equity (deficiency) attributable to shareholders	(326,498)	(273,174)
Non-controlling interest	(173,964)	(157,729)
Total liabilities and shareholders' equity (deficiency)	$ 276,350	$ 304,423